EQUIPMENT ON OPERATING LEASES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Financial Services
Property Subject to or Available for Operating Lease [Line Items]
Minimum lease payments for operating leases, in 2012	$ 406.5
Minimum lease payments for operating leases, in 2013	285.7
Minimum lease payments for operating leases, in 2014	195.4
Minimum lease payments for operating leases, in 2015	90.2
Minimum lease payments for operating leases, in 2016	32.1
Minimum lease payments for operating leases, thereafter	4.7
Truck and Other
Property Subject to or Available for Operating Lease [Line Items]
Annual amortization of deferred lease revenues, in 2012	55.7
Annual amortization of deferred lease revenues, in 2013	86.8
Annual amortization of deferred lease revenues, in 2014	84.0
Annual amortization of deferred lease revenues, in 2015	51.2
Annual amortization of deferred lease revenues, in 2016	32.0
Annual amortization of deferred lease revenues, thereafter	10.3
Annual maturities of the residual value guarantees, in 2012	68.3
Annual maturities of the residual value guarantees, in 2013	106.4
Annual maturities of the residual value guarantees, in 2014	102.9
Annual maturities of the residual value guarantees, in 2015	62.7
Annual maturities of the residual value guarantees, in 2016	39.1
Annual maturities of the residual value guarantees, thereafter	$ 12.6